Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Equity [Abstract]
Equity

8. Equity

2021 Equity Distribution Agreement

On February 25, 2021, the Company entered into an Equity Distribution Agreement (the “2021 Distribution Agreement”) with Maxim Group LLC (“Maxim”), pursuant to which the Company may sell from time to time, shares of the Company’s common stock having an aggregate offering price of up to $2.0 million through Maxim, as agent.

Subject to the terms and conditions of the 2021 Distribution Agreement, Maxim will use its commercially reasonable efforts to sell the Shares from time to time, based on the Company’s instructions. Under the 2021 Distribution Agreement, Maxim may sell the Shares by any method permitted by law deemed to be an “at-the-market” offering as defined in Rule 415 promulgated under the Securities Act of 1933, as amended (the “Securities Act”), including, without limitation, sales made directly on the Nasdaq Capital Market. We have no obligation to sell any shares under the 2021 Distribution Agreement and may at any time suspend offers under the 2021 Distribution Agreement. The Offering will terminate upon the earlier of (i) the sale of shares having an aggregate offering price of $2.0 million, (ii) the termination by either Maxim or the Company upon the provision of fifteen (15) days written notice, or (iii) February 25, 2023. Under the terms of the 2021 Distribution Agreement, Maxim will be entitled to a transaction fee at a fixed rate of 2.0% of the gross sales price of Shares sold under the 2021 Distribution Agreement. The Company will also reimburse Maxim for certain expenses incurred in connection with the 2021 Distribution Agreement and agreed to provide indemnification and contribution to Maxim with respect to certain liabilities under the Securities Act and the Securities Exchange Act of 1934, as amended. As of September 30, 2022 there have been no sales of shares of common stock under the 2021 Distribution Agreement.

On October 17, 2022, the Company closed on the sale of 4,656 Units for gross proceeds of approximately $4.7 million pursuant to the terms of a Rights Offering to holders of the Company’s common stock, Series B and Series C preferred stock and holders of certain outstanding common stock warrants. See Subsequent Events below for a more detailed discussion of the Rights Offering. See Note 13.

8. Equity

2021 Equity Distribution Agreement

On February 25, 2021, the Company entered into an Equity Distribution Agreement (the “2021 Distribution Agreement”) with Maxim, pursuant to which the Company may sell from time to time, shares of the Company’s common stock having an aggregate offering price of up to $15.0 million through Maxim, as agent.

Subject to the terms and conditions of the 2021 Distribution Agreement, Maxim will use its commercially reasonable efforts to sell the Shares from time to time, based on the Company’s instructions. Under the 2021 Distribution Agreement, Maxim may sell the Shares by any method permitted by law deemed to be an “at-the-market” offering as defined in Rule 415 promulgated under the Securities Act of 1933, as amended (the “Securities Act”), including, without limitation, sales made directly on the Nasdaq Capital Market. We have no obligation to sell any shares under the 2021 Distribution Agreement and may at any time suspend offers under the 2021 Distribution Agreement. The Offering will terminate upon the earlier of (i) the sale of shares having an aggregate offering price of $15.0 million, (ii) the termination by either Maxim or the Company upon the provision of fifteen (15) days written notice, or (iii) February 25, 2023. Under the terms of the 2021 Distribution Agreement, Maxim will be entitled to a transaction fee at a fixed rate of 2.0% of the gross sales price of Shares sold under the 2021 Distribution Agreement. The Company will also reimburse Maxim for certain expenses incurred in connection with the 2021 Distribution Agreement and agreed to provide indemnification and contribution to Maxim with respect to certain liabilities under the Securities Act and the Securities Exchange Act of 1934, as amended. As of December 31, 2021 there have been no sales of shares of common stock under the 2021 Distribution Agreement.

2020 Rights Offering

During February 2020, the Company closed on a rights offering capital raise wherein the Company’s holders of common stock, Series C Preferred Stock, and certain outstanding warrants, obtained, at no charge, non-transferable subscription rights to purchase certain units from the Company (“Units”). Each Unit consisted of one share of Series C Convertible Preferred Stock (“Preferred Stock”) and 675 warrants to purchase common stock (“Warrants”). Each Unit sold for $1,000. Each share of the Preferred Stock is convertible, at the Company’s option at any time on or after the first anniversary of the expiration of the rights offering or at the option of the holder at any time, into a number of shares of our common stock equal to the quotient of the stated value of the Preferred Stock ($1,000) divided by the Conversion Price ($1.4814 per share). Each Warrant is exercisable for one share of our common stock at an exercise price of $150 per share from the date of issuance through its expiration five years from the date of issuance. The Warrants also contain a cashless exercise provision that allows the holder to receive 70% of the common stock otherwise available under the warrant to the holder electing the cashless exercise provision. The Company issued 9,440 Units, comprised of 63,720 Warrants exercisable into shares of our common stock and Preferred Stock convertible into 63,724 shares of Common Stock, for gross proceeds of $9.4 million before consideration of issuance costs, associated with the issuance of the Units, with $3.1 million allocated to the Preferred Stock (with no issuance costs allocated to the preferred stock) and $5.1 million, net of issuance costs of approximately $1.2 million, allocated to the Warrants. In association with the Warrants that were recorded as a derivative liability, the Company immediately expensed approximately all $1.2 million of the issuance costs.

During the year ended December 31, 2021, Series B Convertible Preferred stockholders of the Company converted no shares of Series B Convertible Preferred Stock, and Series C Convertible Preferred stockholders of the Company converted no shares of Series C Convertible Preferred Stock.

Also, during the year ended December 31, 2021, holders of warrants elected to exercise the warrants using both the cashless and cash options. The cashless exercise option exercised 27 warrants, which resulted in the issuance of 19 shares of common stock. The cash option exercised 1,303 warrants, which resulted in the issuance of 1,303 shares of common stock, and the receipt of $0.2 million of cash.

2020 Registered Direct Offerings

During June 2020, the Company closed two registered direct offerings of shares of its common stock, priced at-the-market under Nasdaq rules, resulting in the issuance of a total of 61,000 shares of its common stock for gross proceeds of approximately $9.6 million, before considering offering costs of approximately $0.8 million. On June 23, 2020, the Company entered into the first Share Purchase Agreement with certain institutional purchasers, pursuant to which the Company agreed to issue and sell to the purchasers, in a registered direct offering, an aggregate of 37,000 shares of common stock, par value $0.01 per share. The shares were sold at a negotiated purchase price of $150 per share for aggregate gross proceeds to the Company of approximately $5.5 million, before deducting offering costs. Following the initial registered direct offering, on June 26, 2020, the Company entered into the second Share Purchase Agreement with certain institutional purchasers pursuant to which the Company offered to the purchasers, in a registered direct offering, an aggregate of 24,000 shares of common stock, par value $0.01 per share. The shares were sold at a negotiated purchase price of $172 per share for aggregate gross proceeds to the Company of approximately $4.1 million, before deducting offering costs.

During July and August 2020, the Company closed two registered direct offerings of shares of its common stock, priced at-the-market under Nasdaq rules, resulting in the issuance of a total of 49,150 shares of its common stock for gross proceeds of approximately $11.2 million, before considering offering costs of approximately $0.8 million. On July 16, 2020, the Company entered into a Share Purchase Agreement with certain institutional purchasers, pursuant to which the Company agreed to issue and sell to the purchasers, in a registered direct offering, an aggregate of 15,000 shares of common stock, par value $0.01 per share. The shares were sold at a negotiated purchase price of $200 per share for aggregate gross proceeds to the Company of $3.0 million, before deducting offering costs. On August 4, 2020, the Company entered into a Share Purchase Agreement with certain institutional purchasers, pursuant to which the Company agreed to issue and sell to the purchasers, in a registered direct offering, an aggregate of 34,150 shares of common stock, par value $0.01 per share. The shares were sold at a negotiated purchase price of $240 per share for aggregate gross proceeds to the Company of $8.2 million, before deducting offering costs.